Financial Risk Management (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial risk management [Abstract]
Equity	₨ 0	₨ 0
Profit or (loss)	₨ (12,185)	₨ (9,245)